Short Term Loans	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
SHORT-TERM LOANS
NOTE 11 – SHORT-TERM LOANS

Short-term bank loan represents an amount due to a bank that is due within one year. This loan can be renewed with the bank upon maturity. At March 31, 2014 and December 31, 2013, short-term bank loans consisted of the following:

	March 31, 2014	December 31, 2013
Loan payable to Bank of China, annual interest rate of 6%, due by November 20, 2014 with buildings and land use rights provided by the shareholders as collateral.	$4,544,053	$4,582,351
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by January 29, 2014, guaranteed by Enshi Zhou Nongfa Credit Guarantee Co., Ltd.	-	818,277
Loan payable to Hubei Bank, annual interest rate of 6%, due by March 30, 2014, guaranteed by Hubei Xiangyue Professional Guarantee Service Co., Ltd., a major shareholder, and 2 individuals, Fuming Fan and Yulan Tian	-	1,309,243
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by September 24, 2014 with buildings provided by major shareholder as collateral and guaranteed by the same shareholder.	1,622,876	1,636,554
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by November 21, 2014, with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral and guaranteed by the major shareholders.	1,622,876	1,636,554
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by September 15, 2014 with buildings and land use rights provided by 2 individuals, Benshuang Yao and Youxiang Zhou as collateral.	2,434,314	2,454,831
Loan payable to Laifeng County Small Business Loan Guarantee Company, annual interest rate of 9.72%, due by March 18, 2014 but had been extended to March 18, 2015.	194,745	196,386
Loan payable to Laifeng County Small Business Loan Guarantee Company, annual interest rate of 9.72%, due by April 21, 2014 but had been extended to April 21, 2014.	568,007	572,794
Loan payable to Laifeng County Small Business Loan Guarantee Company, annual interest rate of 9.72%, due by May 14, 2014 but had been extended to May 14, 2015.	568,007	572,794
Loan payable to Laifeng County Finance Bureau without interest burden, due by November 10, 2014.	1,622,876	1,636,555
Loan payable to Laifeng County Finance Bureau without interest burden, due by November 1, 2014.	4,057,190	-

	$18,857,820	$15,416,339

NOTE 11 – LOANS PAYABLE

Short-term Loans

Short-term bank loan represents an amount due to a bank that is due within one year. This loan can be renewed with the bank upon maturity. At December 31, 2013 and 2012, short-term bank loans consisted of the following:

	December 31,
	2013	2012
Loan payable to Laifeng Credit Guarantee Corp., annual interest rate of 9.72%, due by January 14, 2013.	$-	$190,443
Loan payable to Laifeng Credit Guarantee Corp., annual interest rate of 9.72%, due by March 19, 2013.	-	555,459
Loan payable to Laifeng Credit Guarantee Corp., annual interest rate of 9.72%, due by March 26, 2013.	-	555,459
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by December 20, 2013.	-	793,512
Loan payable to Agricultural Development Bank of China, annual interest rate of 6.56%, due by January 10, 2013.	-	793,512
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by September 19, 2013.	-	3,174,049
Loan payable to Bank of China, annual interest rate of 6%, due by November 20, 2014 with buildings and land use rights provided by the shareholders as collateral.	4,582,351	-
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by January 29, 2014, guaranteed by Enshi Zhou Nongfa Credit Guarantee Co., Ltd. , had been repaid in January 14, 2014 and refinanced in January 16, 2014	818,277	-
Loan payable to Hubei Bank, annual interest rate of 6%, due by March 30, 2014, guaranteed by Hubei Xiangyue Professional Guarantee Service Co., Ltd., a major shareholder, and 2 individuals, Fuming Fan and Yulan Tian	1,309,243	-
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by September 24, 2014 with buildings provided by major shareholder as collateral and guaranteed by the same shareholder.	1,636,554	-
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by November 21, 2014, with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral and guaranteed by the major shareholders.	1,636,554	-
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by September 15, 2014 with buildings and land use rights provided by 2 individuals, Benshuang Yao and Youxiang Zhou as collateral.	2,454,831	-
Loan payable to Laifeng County Small Business Loan Guarantee Company, annual interest rate of 9.72%, due by March 18, 2014.	196,386	-
Loan payable to Laifeng County Small Business Loan Guarantee Company, annual interest rate of 9.72%, due by April 21, 2014.	572,794	-
Loan payable to Laifeng County Small Business Loan Guarantee Company, annual interest rate of 9.72%, due by May 14, 2014.	572,794	-
Loan payable to Laifeng County Finance Bureau without interest burden, due by November 10, 2014.	1,636,555	-

	$15,416,339	$6,062,434

Long-term Loans

Long-term bank loan represents an amount due to a bank that is due more than one year. At December 31, 2013 and 2012, long-term bank loans consisted of the following:

	December 31,
	2013	2012
Loan payable to Bank of China, annual interest rate of 6%, due by November 5, 2014.	$-	$4,443,669
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by August 24, 2014.	-	1,333,100
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by October 1, 2014.	-	1,047,436
	$-	$6,824,205

By the end of 2013, the Company has paid off all of its long-term bank loans and refinanced with short-term bank loans.